Stockholders' Deficiency (Details Narrative) (USD $)	3 Months Ended		12 Months Ended	213 Months Ended	216 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2013	Oct. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Common stock issued, or committed to issue, Shares	611,314,230		580,329,160	580,329,160	611,314,230	354,161,297
Common stock issued, or committed to issue, Amount	$ 611,314		$ 580,329	$ 580,329	$ 611,314	$ 354,161
Common stock, value per share	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Charge to operations, stock option expense				4,011,938	4,011,938
Repayment of deferred salaries	257,505				257,505
Outstanding warrants, weighted average exercise price	$ 0.09		$ 0.089
Outstanding warrants, weighted average remaining life (in years)	3 years 14 days		3 years 3 months 21 days
Number of shares to be purchased			220,687,537	220,687,537		55,148,530	80,234,017
Number of shares to be purchased, exercise price	$ 0.03		$ 0.03	$ 0.03	$ 0.03	$ 0.15
Estimated value of warrants	4,137,592		5,234,293
Various Consultants
Common stock issued, or committed to issue, Shares	616,667				616,667
Common stock issued, or committed to issue, Amount	38,500				38,500
Employee Compensation
Common stock issued, or committed to issue, Shares	4,333,333				4,333,333
Common stock issued, or committed to issue, Amount	130,000				130,000
Common stock, value per share	$ 0.03				$ 0.03
Series E Convertible Preferred Stock
Conversion of shares of Series E, Convertible Preferred Stock	560				560
Make-Whole Dividend Payments
Common stock issued, or committed to issue, Shares	5,201,739				5,201,739
Upon Exercise Of Warrants
Common stock issued, or committed to issue, Shares	2,166,666				2,166,666
Common stock issued, or committed to issue, Amount	65,000				65,000
Common stock, value per share	$ 0.03				$ 0.03
Additional value or warrant exercised	47,842				47,842
Executives, Directors, Employees
Charge to operations, stock option expense	$ 5,365
Warrant Expiration Date 31 March 2016
Number of shares to be purchased	101,183,411		102,016,744	102,016,744	101,183,411
Number of shares to be purchased, exercise price	$ 0.03		$ 0.03	$ 0.03	$ 0.03
Warrant Expiration Date 11 July 2016
Number of shares to be purchased	1,175,227		2,508,560	2,508,560	1,175,227
Number of shares to be purchased, exercise price	$ 0.03		$ 0.03	$ 0.03	$ 0.03
Warrant Expiration Date 30 September 2016
Number of shares to be purchased	27,272,720		27,272,720	27,272,720	27,272,720
Number of shares to be purchased, exercise price	$ 0.03		$ 0.03	$ 0.03	$ 0.03
Warrant Expiration Date 1 February 2017
Number of shares to be purchased	7,500,000		7,500,000	7,500,000	7,500,000
Number of shares to be purchased, exercise price	$ 0.03		$ 0.03	$ 0.03	$ 0.03
Warrant Expiration Date 10 August 2017
Number of shares to be purchased	16,389,512		16,389,512	16,389,512	16,389,512
Number of shares to be purchased, exercise price	$ 0.03		$ 0.03	$ 0.03	$ 0.03
Warrant Expiration Date 12 December 2017
Number of shares to be purchased	24,166,666		24,166,666	24,166,666	24,166,666
Number of shares to be purchased, exercise price	$ 0.03		$ 0.03	$ 0.03	$ 0.03
Warrant Expiration Date 17 June 2018
Number of shares to be purchased	40,833,335		40,833,335	40,833,335	40,833,335
Number of shares to be purchased, exercise price	$ 0.03		$ 0.03	$ 0.03	$ 0.03
Total Warrants
Number of shares to be purchased	218,520,871				218,520,871
Board Approved Equity Program
Common stock issued, or committed to issue, Shares	5,608,926		5,608,926	5,608,926	5,608,926
Percentage of common stock issued and outstanding	5.00%		5.00%	5.00%	5.00%
Approved In Good Faith
Common stock issued, or committed to issue, Shares	11,217,852		11,217,853	11,217,853	11,217,852
Percentage of common stock issued and outstanding	10.00%		10.00%	10.00%	10.00%